Interest Income and Expense (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Interest Income and Expense by Basis of Accounting Classification

The following table presents interest income and interest expense by basis of accounting measurement. Refer to Note 2 of the 2020 Annual Consolidated Financial Statements for the type of instruments measured at amortized cost and FVOCI.

Interest Income and Expense[1]

(millions of Canadian dollars)		For the three months ended
	April 30, 2021		April 30, 2020
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$6,264	$873	$7,331	$1,823

Measured at FVOCI	133	–	636	–
	6,397	873	7,967	1,823

Not measured at amortized cost or FVOCI[2]	829	518	1,508	1,452
Total	$7,226	$1,391	$9,475	$3,275

		For the six months ended
	April 30, 2021		April 30, 2020
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$12,875	$1,915	$15,288	$4,340

Measured at FVOCI	310	–	1,281	–
	13,185	1,915	16,569	4,340

Not measured at amortized cost or FVOCI[2]	1,651	1,056	3,294	3,154
Total	$14,836	$2,971	$19,863	$7,494

[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
[2]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at FVTPL and equities designated at FVOCI.